CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary Shares [Member]		Additional Paid-in Capital [Member]		Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2016		$ 74		$ 117,028		$ (50)	$ 57,665	$ 174,717
Balance, shares at Dec. 31, 2016		27,351,431
Issuance of shares upon exercise of options			[1]	2,619	[1]			2,619
Issuance of shares upon exercise of options, shares		457,810
Issuance of shares upon vesting of RSU	[1]
Issuance of shares upon vesting of RSU, shares		89,063
Share based compensation				2,779				2,779
Other comprehensive income						162		162
Net income							46,459	46,459
Balance at Dec. 31, 2017		$ 74		122,426		112	104,124	226,736
Balance, shares at Dec. 31, 2017		27,898,304
Cumulative effect from adoption of a new accounting standard - ASC 606 (Note 2l)							43	43
Issuance of shares upon exercise of options			[1]	361				361
Issuance of shares upon exercise of options, shares		99,285
Issuance of shares upon vesting of RSU	[1]
Issuance of shares upon vesting of RSU, shares		119,916
Share based compensation				4,326				4,326
Share repurchase at cost			[1]	(4,801)				(4,801)
Share repurchase at cost, shares		(200,000)
Other comprehensive income						(300)		(300)
Net income							54,375	54,375
Balance at Dec. 31, 2018		$ 74		122,312		(188)	158,542	$ 280,740
Balance, shares at Dec. 31, 2018		27,917,505						27,917,505
Issuance of shares upon exercise of options			[1]	492				$ 492
Issuance of shares upon exercise of options, shares		246,373
Issuance of shares upon vesting of RSU	[1]
Issuance of shares upon vesting of RSU, shares		118,486						246,373
Share based compensation				5,092				$ 5,092
Share repurchase at cost			[1]	(7,159)				(7,159)
Share repurchase at cost, shares		(276,747)
Other comprehensive income						203		203
Net income							35,171	35,171
Balance at Dec. 31, 2019		$ 74		$ 120,737		$ 15	$ 193,713	$ 314,539
Balance, shares at Dec. 31, 2019		28,005,617						28,005,617

[1]	Less than $1